Financial Instruments - Additional Information (Detail) (Toledo Spirit time-charter derivative [Member], USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Toledo Spirit time-charter derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 23,788	$ 22,241
Discount rate over remaining duration of contract	8.40%	8.80%